Stockholders Equity (Deficit)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Stockholders Equity (Deficit)
Note 4 - Stockholders' Equity (Deficit)

Preferred Stock

The Company is authorized to issue 20,000,000 shares of preferred stock, no par value. The Company has not issued, nor established any series for, any of its preferred stock. The Company’s preferred stock is “blank check preferred” whereby the Company’s Board of Directors may create a series of preferred stock and set the rights and preferences of such preferred stock, without further stockholder approval. The availability or issuance of preferred shares in the future could delay, defer, discourage or prevent a change in control.

Common Stock

The Company has authorized 200,000,000 shares of common stock, no par value, and has 51,128,298 and 50,806,798 shares outstanding as of September 30, 2020 and December 31, 2019, respectively. Of these outstanding shares, 50,041,498 shares were issued as of September 30, 2020 and December 31, 2019.

In 2014, the Company agreed to issue 42,634,878 shares of its common stock to the Company’s co-founder, who is also the Company’s Chairperson and President. These shares were promised to this individual as a co-founder upon incorporating the Company in 2008. These shares were issued by the Company in March 2018.

In 2014, the Company agreed to issue 1,000,000 shares of its common stock to the Company’s co-founder, who is also the Company’s Chief Executive Officer. These shares were promised to this individual as a co-founder upon incorporating the Company in 2008. These shares were issued by the Company in March 2018.

On the date these shares were agreed to be issued, the Company’s business model was still in development, as was a significant portion of its technologies. Further, the Company’s liquidity was extremely limited. As a result, the estimated fair value of these ‘founder shares’ was nominal on the date the Company committed to their issuance.

During the first quarter of 2018, the Company’s board of directors voluntarily elected to approve the issuance of shares of common stock to a number of individuals and entities, including directors and officers, that have worked with the Company over the last several years and assisted with the creation and testing of the Company’s various products. The Company was not obligated to issue these shares and the shares were not issued pursuant to any consulting agreement or stock compensation plan. In total, the Company approved the issuance of an aggregate of 1,228,610 shares of its common stock. The awarded shares were fully-vested on the date of grant and the Company recognized a charge to professional fees in the amount of $3,072,000, which was based on the estimated fair value of common stock awarded.

During the nine months ended September 30, 2020, the Company sold subscriptions to issue 321,500 shares of common stock in exchange for $1,607,500 of cash proceeds. These sales were made pursuant to the Company’s primary offering in its effective Registration Statement on Form S-1.

Deposits on Common Stock Subscriptions

Since inception of the Company, and before the issuance of the Company’s disclosure statement in January 2017 (see below), the Company received gross cash proceeds of approximately $11,000,000 as deposits from investors who have indicated an interest in purchasing shares of the Company’s common stock. The Company has refunded an aggregate of approximately $2,350,000.

In a disclosure statement from the Company dated January 9, 2017, each potential investor was asked to ratify their investment decision and thereby acquire shares of the Company’s common stock. The Company also provided each potential investor the option of rescinding its investment interest, in which case the Company would return any deposit they submitted and would not issue them any shares of common stock. As of September 30, 2020 and December 31, 2019, deposits of approximately $8,500,000 have been ratified.

In addition, as of September 30, 2020, subscription deposits of $9,000 have been rescinded and the Company has not received a response from individuals or entities representing deposits of $129,000. Based on the refundable nature of the Company’s common stock subscriptions, and until each potential investor ratified their investment decision, amounts received by the Company have been presented as liabilities in the accompanying consolidated balance sheets. As of September 30, 2020 and December 31, 2019, deposits on common stock subscriptions totaled $138,000 and $586,000. During the three and nine months ended September 30, 2020, the Company returned deposits on common stock subscriptions of $448,000.

                Warrants and Stock Options

There are no warrants or stock options granted, issued or outstanding as of the September 30, 2020 and December 31, 2019.

Preferred Stock

The Company is authorized to issue 20,000,000 shares of preferred stock, no par value. The Company has not issued, nor established any series for, any of its preferred stock. The Company’s preferred stock is “blank check preferred” whereby the Company’s Board of Directors may create a series of preferred stock and set the rights and preferences of such preferred stock, without further stockholder approval. The availability or issuance of preferred shares in the future could delay, defer, discourage or prevent a change in control.

Common Stock

The Company has authorized 200,000,000 shares of common stock, no par value, and has 50,806,798 and 50,383,998 shares outstanding as of December 31, 2019 and 2018, respectively. Of these outstanding shares, 50,041,498 shares were issued as of December 31, 2019 and 2018.

In 2014, the Company agreed to issue 42,634,878 shares of its common stock to the Company’s co-founder, who is also the Company’s Chairperson and President. These shares were promised to this individual as a co-founder upon incorporating the Company in 2008. These shares were issued by the Company in March 2018.

In 2014, the Company agreed to issue 1,000,000 shares of its common stock to the Company’s co-founder, who is also the Company’s Chief Executive Officer. These shares were promised to this individual as a co-founder upon incorporating the Company in 2008. These shares were issued by the Company in March 2018.

On the date these shares were agreed to be issued, the Company’s business model was still in development, as was a significant portion of its technologies. Further, the Company’s liquidity was extremely limited. As a result, the estimated fair value of these ‘founder shares’ was nominal on the date the Company committed to their issuance.

During the first quarter of 2018, the Company’s board of directors voluntarily elected to approve the issuance of shares of common stock to a number of individuals and entities, including directors and officers, that have worked with the Company over the last several years and assisted with the creation and testing of the Company’s various products. The Company was not obligated to issue these shares and the shares were not issued pursuant to any consulting agreement or stock compensation plan. In total, the Company approved the issuance of an aggregate of 1,228,610 shares of its common stock. The awarded shares were fully-vested on the date of grant and the Company recognized a charge to professional fees in the amount of $3,072,000, which was based on the estimated fair value of common stock awarded.

As of December 31, 2019, the Company’s co-founder, Chairperson and President is in the process of gifting 600,000 shares of her common stock to two vendors of the Company. During the years ended December 31, 2019 and 2018, the Company recognized additional professional fee expenses of $61,000 and $113,000, respectively, which represents the estimated amount of discounted services received by the Company.

During the year ended December 31, 2019, the Company sold subscriptions to issue 422,800 shares of common stock in exchange for $1,056,000 of cash proceeds. During the year ended December 31, 2018, the Company sold subscriptions to issue 493,000 shares of common stock in exchange for $1,205,000 of cash proceeds.

Deposits on Common Stock Subscriptions

Since inception of the Company, and before the issuance of the Company’s disclosure statement in January 2017 (see below), the Company received gross cash proceeds of approximately $11,000,000 as deposits from investors who have indicated an interest in purchasing shares of the Company’s common stock. The Company has refunded an aggregate of approximately $1,900,000.

In a disclosure statement from the Company dated January 9, 2017, each potential investor was asked to ratify their investment decision and thereby acquire shares of the Company’s common stock. The Company also provided each potential investor the option of rescinding its investment interest, in which case the Company would return any deposit they submitted and would not issue them any shares of common stock. As of December 31, 2019, deposits of approximately $8,500,000 have been ratified.

In addition, as of December 31, 2019, subscription deposits of $457,000 have been rescinded and the Company has not received a response from individuals or entities representing deposits of $129,000. Based on the refundable nature of the Company’s common stock subscriptions, and until each potential investor ratified their investment decision, amounts received by the Company have been presented as liabilities in the accompanying consolidated balance sheets. As of December 31, 2019 and 2018, deposits on common stock subscriptions totaled $586,000.

Warrants and Stock Options

There are no warrants or stock options granted, issued or outstanding as of the December 31, 2019 and 2018.